Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Contract Liabilities [Abstract]
Unearned franchise fee	$ 194,968	$ 194,753
Customer advance for beauty products
Total	$ 194,968	$ 194,753